UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-21824)
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 12/31/10
Date of reporting period: 9/30/10

Item 1. Schedule of Investments.
Schedule of INVESTMENTS September 30, 2010 (unaudited), all dollars rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit — 27.3%
Australia & New Zealand Banking Group/NY ê
0.258%, 10/7/2010	$55,000	$55,000
0.257%, 10/12/2010	40,000	40,000
Banco Santander/NY
0.850%, 10/29/2010	70,000	70,003
Bank of Montreal/NY
0.258%, 11/2/2010 ê	60,000	60,000
Bank of Nova Scotia/Houston ê
0.257%, 10/15/2010	50,000	50,000
0.540%, 7/12/2011	50,000	50,000
0.370%, 9/29/2011	10,000	10,000
Barclays Bank/NY ê
0.520%, 1/13/2011	50,000	50,000
0.525%, 7/19/2011	10,000	10,000
Calyon/NY
0.336%, 10/29/2010	50,000	50,000
Canadian Imperial Bank of Commerce/NY
0.440%, 1/19/2011 ê	59,000	59,000
Credit Suisse/NY
0.338%, 11/9/2010 ê	10,000	10,001
Deutsche Bank/NY
0.330%, 2/7/2011 ê	60,000	60,000
Lloyds TSB Bank/NY
0.500%, 10/15/2010	23,800	23,802
0.510%, 10/22/2010	20,000	20,003
National Australia Bank/NY
0.286%, 3/23/2011 ê	50,000	50,000
Natixis/NY
0.506%, 1/4/2011 ê	50,000	50,000
Nordea Bank Finland/NY
0.257%, 10/18/2010 ê	30,000	30,000
Rabobank Nederland/NY ê
0.247%, 10/19/2010	25,000	25,000
0.308%, 2/9/2011	25,000	25,000
0.297%, 5/13/2011	50,000	50,000
Royal Bank of Canada/NY ê
0.257%, 11/12/2010	33,000	33,000
0.430%, 11/18/2010	50,000	50,000
0.257%, 12/14/2010	15,000	15,000
0.370%, 8/5/2011	10,000	10,000
Royal Bank of Scotland/CT
0.330%, 11/18/2010 ê	65,000	65,000
Societe Generale/NY
0.330%, 11/16/2010 ê	80,000	80,000
0.407%, 2/11/2011	50,000	50,000
Toronto Dominion Bank/NY ê
0.258%, 11/5/2010	51,500	51,500
0.258%, 12/9/2010	7,000	7,000
0.258%, 2/4/2011	50,000	50,001
0.257%, 3/10/2011	10,000	10,000
UBS AG/Stamford
0.477%, 11/12/2010 ê	59,720	59,736
0.608%, 2/9/2011 ê	60,000	60,016
Westpac Banking/NY ê
0.280%, 10/14/2010	10,000	10,000
0.390%, 1/19/2011	100,000	100,000
0.310%, 2/24/2011	50,000	50,000

Total Certificates of Deposit (Cost $1,549,062)		1,549,062

DESCRIPTION	PAR	VALUE >
Asset Backed Commercial Paper ¤ ■ — 16.3%
Atlantic Asset Securitization
0.240%, 10/4/2010	35,865	35,864
0.240%, 10/5/2010	42,000	41,999
0.260%, 10/25/2010	7,256	7,255
Barton Capital
0.246%, 10/6/2010	26,691	26,690
0.230%, 10/15/2010	20,000	19,998
0.260%, 11/3/2010	12,593	12,590
Bryant Park Funding
0.230%, 10/5/2010	37,500	37,499
0.230%, 10/14/2010	12,500	12,499
Chariot Funding
0.230%, 10/14/2010	15,000	14,999
0.270%, 11/15/2010	32,000	31,989
Fairway Finance
0.236%, 10/19/2010	55,462	55,455
0.240%, 10/21/2010	40,000	39,995
Falcon Asset Securitization
0.230%, 10/6/2010	45,000	44,999
Liberty Street Funding
0.230%, 10/8/2010	40,000	39,998
0.230%, 10/12/2010	8,000	7,999
0.235%, 10/18/2010	19,110	19,108
Old Line Funding
0.260%, 12/8/2010	15,000	14,993
Sheffield Receivables
0.230%, 10/19/2010	35,000	34,996
0.260%, 10/20/2010	35,000	34,995
0.230%, 10/27/2010	30,000	29,995
Starbird Funding
0.240%, 10/7/2010	35,000	34,999
0.521%, 10/12/2010	30,000	29,995
Straight-A Funding
0.270%, 12/16/2010	13,235	13,227
Thames Asset Global Securitization
0.250%, 10/12/2010	18,209	18,208
0.270%, 11/5/2010	30,000	29,992
0.260%, 11/12/2010	25,000	24,992
Thunder Bay Funding
0.230%, 10/7/2010	15,000	14,999
0.230%, 10/13/2010	17,163	17,162
0.250%, 11/18/2010	30,000	29,990
Variable Funding Capital
0.240%, 10/1/2010	50,000	50,000
0.230%, 10/8/2010	30,000	29,999
0.230%, 10/20/2010	20,000	19,998
Windmill Funding
0.240%, 10/7/2010	10,000	10,000
0.240%, 10/18/2010	20,000	19,998
0.250%, 11/2/2010	20,000	19,996

Total Asset Backed Commercial Paper (Cost $927,470)		927,470

Government Agency Debt ê — 15.4%
Federal Farm Credit Bank
0.170%, 6/7/2011	45,000	44,953
0.265%, 8/17/2011	150,000	150,000
Federal Home Loan Bank
0.290%, 5/12/2011	145,000	145,000
0.370%, 6/1/2011	100,000	100,000
0.315%, 6/2/2011	100,000	100,000
0.370%, 6/10/2011	100,000	100,000
0.350%, 6/13/2011	183,000	183,000
0.300%, 8/12/2011	50,000	50,000

Total Government Agency Debt (Cost $872,953)		872,953

DESCRIPTION	PAR	VALUE >
Other Notes — 14.5%
Australia & New Zealand Banking Group ê ■
0.455%, 7/29/2011	50,000	49,996
1.045%, 8/4/2011	10,000	10,051
Bank of America Master Note
0.350%, 10/1/2010	120,000	120,000
Commonwealth Bank of Australia ê ■
0.257%, 11/10/2010	50,000	50,000
0.292%, 12/15/2010	12,500	12,499
General Electric Capital ê
0.594%, 10/6/2010	13,600	13,600
0.618%, 10/21/2010	37,280	37,279
0.548%, 1/26/2011	5,500	5,500
0.350%, 1/26/2011	83,356	83,363
0.409%, 5/23/2011	10,000	9,999
0.446%, 8/15/2011	40,000	39,974
National Australia Bank ê ■
0.392%, 6/15/2011	1,900	1,901
0.286%, 1/27/2011	50,000	50,000
0.362%, 8/19/2011	50,000	50,000
Nordea Bank
0.392%, 10/18/2011 ê ■	65,000	65,000
Rabobank Nederland
0.635%, 8/5/2011 ê ■	10,000	10,017
Royal Bank of Canada
0.533%, 9/30/2011 ê ■	50,000	50,000
Svenska Handelsbanken ê ■
0.448%, 2/9/2011	25,000	24,999
0.448%, 10/7/2011	50,000	50,000
Wachovia Bank
0.366%, 12/2/2010 ê	23,800	23,807
Wells Fargo
0.628%, 1/12/2011 ê	8,600	8,604
Westpac Banking
0.307%, 7/13/2011 ê ■	53,250	53,250

Total Other Notes (Cost $819,839)		819,839

Financial Company Commercial Paper — 12.3%
Australia & New Zealand Banking Group
0.281%, 1/28/2011 ê ■	50,000	50,000
Banco Bilbao Vizcaya Argentaria/London
0.370%, 11/3/2010 ¤ ■	135,000	134,954
Bank of Montreal
0.230%, 10/20/2010 ¤	30,000	29,996
Commonwealth Bank of Australia ê ■
0.435%, 5/13/2011	40,000	40,000
0.475%, 7/29/2011	20,000	20,000
Credit Agricole North America ¤
0.245%, 10/1/2010	35,000	35,000
0.270%, 10/4/2010	23,900	23,899
DNB NoR Bank
0.307%, 2/18/2011 ■	60,000	60,000
Eksportfinans
0.230%, 10/8/2010 ¤	40,000	39,998
KBC Financial Products International ¤
0.480%, 10/1/2010 ■	15,000	15,000
0.500%, 10/18/2010	50,000	49,988
Lloyds TSB Bank/NY
0.260%, 10/12/2010 ¤	72,000	71,994
Nordea North America
0.230%, 10/26/2010 ¤	50,000	49,992
Santander Central Hispano ¤
0.530%, 10/4/2010	6,000	6,000
0.350%, 11/12/2010	60,000	59,976
Societe Generale North America
0.235%, 10/1/2010 ¤	10,000	10,000

Total Financial Company Commercial Paper (Cost $696,797)		696,797

DESCRIPTION	PAR	VALUE >
Other Repurchase Agreements — 11.9%
BNP Paribas Securities 0.320%, dated 9/30/2010, matures 10/1/2010, repurchase price $190,002 (Collateralized by various securities: Total market value $199,500)	190,000	190,000
Credit Suisse Securities USA 0.230%, dated 9/30/2010, matures 10/1/2010, repurchase price $87,212 (Collateralized by various securities: Total market value $88,955)	87,211	87,211
Deutsche Bank Securities 0.280%, dated 9/30/2010, matures 10/1/2010, repurchase price $100,001 (Collateralized by various securities: Total market value $102,000)	100,000	100,000
Deutsche Bank Securities 0.300%, dated 9/30/2010, matures 10/1/2010, repurchase price $75,001 (Collateralized by various securities: Total market value $78,750)	75,000	75,000
ING Financial Markets 0.340%, dated 9/30/2010, matures 10/1/2010, repurchase price $125,001 (Collateralized by various securities: Total market value $131,250)	125,000	125,000
JP Morgan Securities 0.320%, dated 9/30/2010, matures 10/1/2010, repurchase price $100,001 (Collateralized by various securities: Total market value $105,002)	100,000	100,000

Total Other Repurchase Agreements (Cost $677,211)		677,211

Investment Companies Ω — 2.3%	SHARES
DWS Money Market Series, Institutional Shares, 0.208%	56,174,251	56,174
Goldman Sachs Money Market, 0.214%	74,885,292	74,886

Total Investment Companies (Cost $131,060)		131,060

Total Investments ▲ — 100.0% (Cost $5,674,392)		5,674,392

Other Assets and Liabilities, Net — 0.0%		1,108

Total Net Assets — 100.0%		$5,675,500

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the nine-month period ended September 30, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%.

ê	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2010. The date shown is the next reset date.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2010, the value of these investments was $1,725,137 or 30.4% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2010.

▲	On September 30, 2010, the cost of investments for federal income tax purposes was approximately $5,674,392. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2010 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,549,062	$—	$1,549,062
Asset Backed Commercial Paper	—	927,470	—	927,470
Government Agency Debt	—	872,953	—	872,953
Other Notes	—	819,839	—	819,839
Financial Company Commercial Paper	—	696,797	—	696,797
Other Repurchase Agreements	—	677,211	—	677,211
Investment Companies	131,060	—	—	131,060

Total Investments	$131,060	$5,543,332	$—	$5,674,392

During the nine-month period ended September 30, 2010, the portfolio recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 29, 2010

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: November 29, 2010